GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.70%
92,100	Axalta Coating Systems Ltd(a)	$ 2,724,318
Communications — 7.35%
195,175	Interpublic Group of Cos Inc	5,699,110
183,600	MSG Networks Inc Class A(a)(b)	2,761,344
44,400	Omnicom Group Inc	3,292,260
		11,752,714
Consumer, Cyclical — 14.84%
100,000	BorgWarner Inc	4,636,000
25,900	CarMax Inc(a)	3,435,894
31,200	Madison Square Garden Entertainment Corp(a)	2,552,160
264,485	Mattel Inc(a)	5,268,541
7,800	Vail Resorts Inc	2,274,948
101,000	Walgreens Boots Alliance Inc	5,544,900
		23,712,443
Consumer, Non-Cyclical — 19.67%
75,600	Cardinal Health Inc	4,592,700
6,977	Charles River Laboratories International Inc(a)	2,022,144
114,900	Envista Holdings Corp(a)	4,687,920
32,600	J M Smucker Co	4,124,878
23,100	Laboratory Corp of America Holdings(a)	5,891,193
47,500	Molson Coors Beverage Co Class B	2,429,625
133,700	Nielsen Holdings PLC	3,362,555
27,000	Zimmer Biomet Holdings Inc	4,322,160
		31,433,175
Energy — 1.40%
162,700	NOV Inc	2,232,244
Financial — 34.94%
115,100	Aflac Inc	5,890,818
63,670	BOK Financial Corp	5,687,004
40,150	CBRE Group Inc Class A(a)	3,176,266
87,400	Charles Schwab Corp	5,696,732
86,760	First American Financial Corp	4,914,954
18,400	Goldman Sachs Group Inc	6,016,800
29,831	Houlihan Lokey Inc	1,984,060
68,800	KKR & Co Inc	3,360,880
126,700	Lazard Ltd Class A	5,512,717
62,025	Northern Trust Corp	6,519,448
58,300	Progressive Corp	5,574,063
6,594	Willis Towers Watson PLC	1,509,235
		55,842,977
Industrial — 16.98%
118,300	Kennametal Inc	4,728,451
16,400	Keysight Technologies Inc(a)	2,351,760
Shares		Fair Value
Industrial — (continued)
148,070	Knowles Corp(a)	$ 3,097,625
8,900	Littelfuse Inc	2,353,516
86,327	nVent Electric PLC	2,409,387
13,400	Snap-on Inc	3,091,916
21,202	Stanley Black & Decker Inc	4,233,403
72,000	Stericycle Inc(a)	4,860,720
		27,126,778
TOTAL COMMON STOCK — 96.88% (Cost $121,945,662)		$154,824,649
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.51%
$191,823	Undivided interest of 0.38% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc., 0.01%, dated 3/31/21 to be repurchased at $191,823 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(c)	191,823
191,823	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $191,823 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(c)	191,823
191,823	Undivided interest of 0.46% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $191,823 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(c)	191,823

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$191,823	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $191,823 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(c)	$ 191,823
40,382	Undivided interest of 100.00% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $40,382 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(c)	40,382
TOTAL SHORT TERM INVESTMENTS — 0.51% (Cost $807,674)		$807,674
TOTAL INVESTMENTS — 97.39% (Cost $122,753,336)		$155,632,323
OTHER ASSETS & LIABILITIES, NET — 2.61%		$4,173,557
TOTAL NET ASSETS — 100.00%		$159,805,880
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2021.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2021

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021